UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       BAM Capital, LLC(1)

Address:    10 Mountainview Road
            Suite 205
            Upper Saddle River, NJ 07458

13F File Number:  028-11852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Hal Mintz
Title:      Managing Member
Phone:      (646) 307-4500

Signature, Place and Date of Signing:


     /s/ Hal Mintz           Upper Saddle River, NJ        November 14, 2011
-----------------------    -------------------------     --------------------
      [Signature]                 [City, State]                 [Date]

--------
(1) On October 13, 2011, BAM Capital, LLC ("BAM Capital") filed its Certificate of Cancellation with the Delaware Department of State (Division of Corporations). Accordingly, BAM Capital no longer has investment discretion of over $100 million in "Section 13(f) securities", as defined by Rule 13f-1(c) of the Securities Exchange Act of 1934, as amended. BAM Capital will therefore not make any subsequent 13F filings.

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              47

Form 13F Information Table Value Total:         $97,380
                                         (In Thousands)


List of Other Included Managers:

No.      Form 13F File Number              Name

1        028-13502                         Hal Mintz

2        028-13504                         BAM Management, LLC
---      --------------------              -------------------

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2011
COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6    COL 7          COLUMN 8

                                                           VALUE     SHS OR  SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT PRN  CALL  DISCRETION  MGRS    SOLE    SHARED     NONE
ACADIA PHARMACEUTICALS INC    COM               004225108     164    152,180 SH         DEFINED     1,2             152,180
ACORDA THERAPEUTICS INC       COM               00484M106      60      3,000 SH         DEFINED     1,2               3,000
ACORDA THERAPEUTICS INC       COM               00484M106   1,128     56,500      CALL  DEFINED     1,2              56,500
AFFYMAX, INC                  COM               00826A109     268     59,857 SH         DEFINED     1,2              59,857
AGENUS INC                    COM               00847G101     129    273,492 SH         DEFINED     1,2             273,492
BARCLAYS BK PLC               IPTH S&P VIX NEW  06740C261   4,286     80,300      PUT   DEFINED     1,2              80,300
BIOGEN IDEC INC               COM               09062X103   8,663     93,000            DEFINED     1,2              93,000
BIOSANTE PHARMACEUTICALS INC  COM               09065V203      34     15,000 SH         DEFINED     1,2              15,000
BIOSANTE PHARMACEUTICALS INC  COM               09065V203      34     15,000      PUT   DEFINED     1,2              15,000
DELCATH SYS INC               COM               24661P104      97     28,900      CALL  DEFINED     1,2              28,900
DELCATH SYS INC               COM               24661P105   1,839    550,500      PUT   DEFINED     1,2             550,500
DELCATH SYS INC               COM               24661P106   1,710    511,901 SH         DEFINED     1,2             511,901
DENDREON CORP                 COM               24823Q107     386     42,900      CALL  DEFINED     1,2              42,900
ELAN PLC                      ADR               284131208   2,429    230,700      CALL  DEFINED     1,2             230,700
LILLY ELI & CO                COM               532457108     285      7,700      CALL  DEFINED     1,2               7,700
GENVEC INC                    COM NEW           37246C307     100     35,000 SH         DEFINED     1,2              35,000
GTX INC DEL                   COM               40052B108      52     15,415 SH         DEFINED     1,2              15,415
INHIBITEX INC                 COM               45719T103     198     80,329 SH         DEFINED     1,2              80,329
INTERDIGITAL INC              COM               45867G101     521     11,200      CALL  DEFINED     1,2              11,200
ISHARES TR                    RUSSELL 2000      464287655   1,285     20,000 SH         DEFINED     1,2              20,000
ISHARES TR                    RUSSELL 2000      464287655   7,710    120,000      PUT   DEFINED     1,2             120,000
KERYX BIOPHARMACEUTICALS INC  COM               492515101   1,489    496,200      CALL  DEFINED     1,2             496,200
KERYX BIOPHARMACEUTICALS INC  COM               492515101   2,378    792,600      PUT   DEFINED     1,2             792,600
KERYX BIOPHARMACEUTICALS INC  COM               492515101   1,160    386,611 SH         DEFINED     1,2             386,611
MEDIVATION INC                COM               58501N101     526     31,000      CALL  DEFINED     1,2              31,000
MEDIVATION INC                COM               58501N101   2,545    149,900      PUT   DEFINED     1,2             149,900
MEDIVATION INC                COM               58501N101   2,240    131,913 SH         DEFINED     1,2             131,913
NETFLIX INC                   COM               64110L106   5,664     50,000      CALL  DEFINED     1,2              50,000
NPS PHARMACEUTICALS INC       COM               62936P103     235     36,169 SH         DEFINED     1,2              36,169
PHARMASSET INC                COM               71715N106  10,642    129,200      CALL  DEFINED     1,2             129,200
PHARMASSET INC                COM               71715N106     758      9,200      PUT   DEFINED     1,2               9,200
RESEARCH IN MOTION LTD        COM               760975102   1,456     71,700      CALL  DEFINED     1,2              71,700
RESEARCH IN MOTION LTD        COM               760975102     609     30,000 SH         DEFINED     1,2              30,000
SPDR S&P 500 ETF TR           TR UNIT           78462F103  19,805    175,000      PUT   DEFINED     1,2             175,000
SPDR S&P 500 ETF TR           TR UNIT           78462F103   3,961     35,000 SH         DEFINED     1,2              35,000
TARGACEPT INC                 COM               87611R306   3,852    256,800      CALL  DEFINED     1,2             256,800
TARGACEPT INC                 COM               87611R306   1,541    102,700      PUT   DEFINED     1,2             102,700
TARGACEPT INC                 COM               87611R306     804     53,594 SH         DEFINED     1,2              53,594
UNITED THERAPEUTICS CORP DEL  COM               91307C102     367      9,800      PUT   DEFINED     1,2               9,800
UNITED THERAPEUTICS CORP DEL  COM               91307C102     416     11,103 SH         DEFINED     1,2              11,103
VENTRUS BIOSCIENCES INC       COM               922822101     236     26,164 SH         DEFINED     1,2              26,164
VIVUS INC                     COM               928551100     391     48,500      CALL  DEFINED     1,2              48,500
VIVUS INC                     COM               928551100   3,021    374,300      PUT   DEFINED     1,2             374,300
VIVUS INC                     COM               928551100     962    119,187 SH         DEFINED     1,2             119,187
XENOPORT INC                  COM               98411C100      58      9,900      PUT   DEFINED     1,2               9,900
XENOPORT INC                  COM               98411C100      61     10,271 SH         DEFINED     1,2              10,271
XENOPORT INC                  COM               98411C100     828    140,400      CALL  DEFINED     1,2             140,400

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